Contributed Equity - Summary of Contributed Equity (Parenthetical) (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
Aug/Sept Placement and Institutional Offer
Contributed Equity [Line Items]
Shares issuance cost	$ 4,764,890
2024 Placement and Entitlement Offer
Contributed Equity [Line Items]
Shares issuance cost	$ 8,903,734